TAXATION - Unrecognized tax benefits (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Unrecognized tax benefit	¥ 48,000	$ 4,665
Roll-forward of unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance		643	¥ 4,479,000	¥ 48,000
Additions based on tax positions related to the current year		4,022	28,001,000	4,431,000
Unrecognized Tax Benefits, Ending Balance	48,000	$ 4,665	32,480,000	4,479,000
Interest expense or penalty accrued in relation to unrecognized tax benefit	¥ 0		¥ 0	¥ 0